Provisions - United Kingdom Entities - Fair value of plan assets and plan assets allocation (Details) - United Kingdom - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	10.00%	9.00%	12.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	51.00%	55.00%	46.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	10.00%	10.00%	11.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	29.00%	26.00%	31.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 15,575	€ 14,755	€ 12,887
Expected return on plan assets	225	296	376
Benefits paid	(463)	(443)	(441)
Contributions	285	274	244
Actuarial gains/(losses)	541	1,492	993
Exchange differences and other items	1,081	(799)	696
Fair value of plan assets at end of year	€ 17,244	€ 15,575	€ 14,755